Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		($ in millions) Net Income (loss) ($)	($ in millions) Company Selected Measure: Adjusted EBITDA ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)

(a)	(b)(1)	(c)(2)(5)	(d)(3)	(e)(4)(5)	(f)(6)	(h)(7)	(i)(8)	(j)(9)

2025	8,012,795	6,034,520	6,874,819	5,612,073	37.01	220.53	805	2,665
2024	37,084,318	12,294,325	5,924,613	1,250,541	40.21	162.94	(2,075)	2,732
2023	7,164,547	3,069,433	2,981,599	1,013,440	93.34	116.33	988	2,790
2022	6,013,500	4,663,992	9,383,278	8,100,880	97.50	70.90	1,118	2,833
2021	32,104,884	32,156,057	5,080,375	4,749,683	100.74	126.37	1,338	2,770

(1)
The dollar amounts reported in column (b) for 2025, 2024 and 2023 are the amounts of total compensation reported for our PEO for each of those years in the “Total” column of the Summary Compensation Table set forth on page 51. The dollar amounts reported in column (b) for 2022 and 2021 are the amounts of total compensation reported for our PEO in the Summary Compensation Tables contained in Sirius XM Holdings Inc.’s Proxy Statements filed with the SEC on April 14, 2025 and April 8, 2024, respectively. Our PEO for each fiscal year presented was Jennifer C. Witz.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (which is sometimes referred to as the “CAP”) for our PEO for the corresponding fiscal year. The amounts listed do not reflect the actual compensation earned, realized or received by our PEO during the applicable year.

(3)
The dollar amounts reported in column (d) for 2025, 2024 and 2023 represent the average of the amounts of total compensation reported for our non-PEO NEOs as a group for each of those years in the “Total” column of the Summary Compensation Table set forth on page 51. The dollar amounts reported in column (d) for 2022 and 2021 represent the averages of the total compensation reported for our non-PEO NEOs as a group in 2022 and 2021. The non-PEO NEOs included for purposes of such calculations are as follows: (i) for fiscal year 2025, Thomas D. Barry, Scott A. Greenstein, Wayne D. Thorsen and Richard N. Baer, (ii) for fiscal year 2024, Thomas D. Barry, Scott A. Greenstein, Patrick L. Donnelly, Wayne D. Thorsen, Joseph Inzerillo and Joseph A. Verbrugge, (iii) for fiscal year 2023, Thomas D. Barry, Patrick L. Donnelly, Scott A. Greenstein, Joseph Inzerillo and Sean S. Sullivan, (iv) for fiscal year 2022, Patrick L. Donnelly, Joseph Inzerillo, Sean S. Sullivan and Joseph A. Verbrugge and (v) for fiscal year 2021, Dara F. Altman, Patrick L. Donnelly, Scott A. Greenstein and Sean S. Sullivan.

(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the non-PEO NEOs specified in footnote (3) as a group, as further described below. The amounts listed do not reflect the actual compensation earned, realized or received by the non-PEO NEOs as a group during the applicable year.
(5)
The calculation of CAP uses as a starting point the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, with certain adjustments (i.e., additions or subtractions) with respect to the fair value of equity awards. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

The following table provides reconciling information for the amounts reported in the Summary Compensation Table for our PEO for each of the years set forth below to the amount of CAP.
Year	Summary Compensation Table Total ($)(i)	Deductions from Summary Compensation Table Total ($)(ii)	Additions to Summary Compensation Table Total ($)(iii)	CAP ($)

2025	8,012,795	—	(1,978,275)	6,034,520
2024	37,084,318	(32,726,659)	7,936,666	12,294,325
2023	7,164,547	—	(4,095,114)	3,069,433
2022	6,013,500	—	(1,349,508)	4,663,992
2021	32,104,884	(24,096,945)	24,148,118	32,156,057
The following table provides reconciling information for the average amounts reported in the Summary Compensation Table for our non-PEO NEOs for each of the years set forth below to the amount of CAP.
Year	Average Summary Compensation Table Total ($)(i)	Deductions from Average Summary Compensation Table Total ($)(ii)	Additions to Average Summary Compensation Table Total ($)(iii)	CAP ($)

2025	6,874,819	(3,658,805)	2,396,059	5,612,073
2024	5,924,613	(3,685,132)	(988,940)	1,250,541
2023	2,981,599	(558,397)	(1,409,762)	1,013,440
2022	9,383,278	(6,908,382)	5,625,984	8,100,880
2021	5,080,375	(1,819,221)	1,488,529	4,749,683

(i)
The dollar amounts reported for 2025, 2024 and 2023 in the “Average Summary Compensation Table Total” column for our PEO and our non-PEO NEOs were derived from the Summary Compensation Table set forth on page 51. The dollar amounts reported for 2022 and 2021 in the “Average Summary Compensation Table Total” column were derived from the Summary Compensation Tables contained in Sirius XM Holdings Inc.’s Proxy Statements filed with the SEC on April 14, 2025 and April 8, 2024, respectively.

(ii)
The dollar amounts represent the grant date fair value of equity-based awards granted each year to the PEO, and the average grant date fair value of equity-based awards granted each year for the non-PEO NEOs, as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022 and 2021.

(iii)
The dollar amounts reflect the value of equity-based awards granted to the PEO, and the average value of the equity- based awards for the non-PEO NEOs, calculated in accordance with the methodology contained in the SEC’s rules for determining CAP for each year shown. The equity-based awards component of CAP for fiscal year 2025 is detailed in the supplemental table below.
The table below illustrates the calculations described in this footnote (5) with respect to the equity component of the PEO’s CAP for fiscal year 2025:
Year	Year End Fair Value of Equity Awards Granted in Current Fiscal Year that are Unvested and Outstanding ($)(i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2025	—	(1,648,659)	—	(329,616)	—	—	(1,978,275)
The table below illustrates the calculations described in this footnote (5) with respect to the average equity component of the non-PEO NEO’s CAP for fiscal year 2025:
Year	Year End Fair Value of Equity Awards Granted in Current Fiscal Year that are Unvested and Outstanding ($)(i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2025	2,785,943	(668,690)	318,810	(40,004)	—	—	2,396,059

(i)
Dividends are included in the “Year End Fair Value of Equity Awards Granted in Current Fiscal Year that are Unvested and Outstanding”, “Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards” and “Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year”.

(6)
Amounts represent the cumulative total of our common stock for the period beginning on the market close on the last trading day before January 1, 2021, the earliest fiscal year in the table, through and including December 31, 2025, the end of the fiscal year for which cumulative total stockholder return is being calculated. The closing price at the measurement point has been converted into a fixed investment of one hundred dollars. The amount included in the table is the value of such fixed investment based on the cumulative total stockholder return as of the end of each year, including reinvestment of dividends.

(7)
The peer group used for this purpose is the S&P 1500 Media & Entertainment Index as displayed in column g, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. Following a review by the Compensation Committee and its independent consultant to better align the published industry index with our executive compensation peer group and investor-relevant comparators, we selected the S&P 1500 Media & Entertainment Index to replace the S&P 500 Media and Entertainment Index, which has been used in prior years. Comparative information reflecting both peer groups is presented in the “Stockholder Return Performance Table” chart on page 69. We have used the same methodology described above for calculating the total stockholder return of our common stock in calculating the total shareholder return of the S&P 1500 Media & Entertainment Index.

(8)
The dollar amounts represent the Company’s net income (or loss) as reflected in the Company’s audited consolidated financial statements contained in our Annual Report on Form 10-K for the applicable year.

(9)
We determined Adjusted EBITDA to be the most important financial measure used to link our performance to CAP for our PEO and non-PEO NEOs for fiscal year 2025. Adjusted EBITDA is not calculated and presented in accordance with GAAP and is therefore a “Non-GAAP” measure. Refer to the “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Financial and Operating Metrics—Glossary” section in our annual reports for each of the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021 for a discussion of such Non-GAAP financial measure, and a reconciliation to the most directly comparable GAAP measure. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) for 2025, 2024 and 2023 are the amounts of total compensation reported for our PEO for each of those years in the “Total” column of the Summary Compensation Table set forth on page 51. The dollar amounts reported in column (b) for 2022 and 2021 are the amounts of total compensation reported for our PEO in the Summary Compensation Tables contained in Sirius XM Holdings Inc.’s Proxy Statements filed with the SEC on April 14, 2025 and April 8, 2024, respectively. Our PEO for each fiscal year presented was Jennifer C. Witz.
(3)
The dollar amounts reported in column (d) for 2025, 2024 and 2023 represent the average of the amounts of total compensation reported for our non-PEO NEOs as a group for each of those years in the “Total” column of the Summary Compensation Table set forth on page 51. The dollar amounts reported in column (d) for 2022 and 2021 represent the averages of the total compensation reported for our non-PEO NEOs as a group in 2022 and 2021. The non-PEO NEOs included for purposes of such calculations are as follows: (i) for fiscal year 2025, Thomas D. Barry, Scott A. Greenstein, Wayne D. Thorsen and Richard N. Baer, (ii) for fiscal year 2024, Thomas D. Barry, Scott A. Greenstein, Patrick L. Donnelly, Wayne D. Thorsen, Joseph Inzerillo and Joseph A. Verbrugge, (iii) for fiscal year 2023, Thomas D. Barry, Patrick L. Donnelly, Scott A. Greenstein, Joseph Inzerillo and Sean S. Sullivan, (iv) for fiscal year 2022, Patrick L. Donnelly, Joseph Inzerillo, Sean S. Sullivan and Joseph A. Verbrugge and (v) for fiscal year 2021, Dara F. Altman, Patrick L. Donnelly, Scott A. Greenstein and Sean S. Sullivan.

Peer Group Issuers, Footnote
(7)
The peer group used for this purpose is the S&P 1500 Media & Entertainment Index as displayed in column g, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. Following a review by the Compensation Committee and its independent consultant to better align the published industry index with our executive compensation peer group and investor-relevant comparators, we selected the S&P 1500 Media & Entertainment Index to replace the S&P 500 Media and Entertainment Index, which has been used in prior years. Comparative information reflecting both peer groups is presented in the “Stockholder Return Performance Table” chart on page 69. We have used the same methodology described above for calculating the total stockholder return of our common stock in calculating the total shareholder return of the S&P 1500 Media & Entertainment Index.

PEO Total Compensation Amount	$ 8,012,795	$ 37,084,318	$ 7,164,547	$ 6,013,500	$ 32,104,884
PEO Actually Paid Compensation Amount	$ 6,034,520	12,294,325	3,069,433	4,663,992	32,156,057
Adjustment To PEO Compensation, Footnote
(5)
The calculation of CAP uses as a starting point the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, with certain adjustments (i.e., additions or subtractions) with respect to the fair value of equity awards. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

The following table provides reconciling information for the amounts reported in the Summary Compensation Table for our PEO for each of the years set forth below to the amount of CAP.
Year	Summary Compensation Table Total ($)(i)	Deductions from Summary Compensation Table Total ($)(ii)	Additions to Summary Compensation Table Total ($)(iii)	CAP ($)

2025	8,012,795	—	(1,978,275)	6,034,520
2024	37,084,318	(32,726,659)	7,936,666	12,294,325
2023	7,164,547	—	(4,095,114)	3,069,433
2022	6,013,500	—	(1,349,508)	4,663,992
2021	32,104,884	(24,096,945)	24,148,118	32,156,057
(i)
The dollar amounts reported for 2025, 2024 and 2023 in the “Average Summary Compensation Table Total” column for our PEO and our non-PEO NEOs were derived from the Summary Compensation Table set forth on page 51. The dollar amounts reported for 2022 and 2021 in the “Average Summary Compensation Table Total” column were derived from the Summary Compensation Tables contained in Sirius XM Holdings Inc.’s Proxy Statements filed with the SEC on April 14, 2025 and April 8, 2024, respectively.

(ii)
The dollar amounts represent the grant date fair value of equity-based awards granted each year to the PEO, and the average grant date fair value of equity-based awards granted each year for the non-PEO NEOs, as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022 and 2021.

(iii)
The dollar amounts reflect the value of equity-based awards granted to the PEO, and the average value of the equity- based awards for the non-PEO NEOs, calculated in accordance with the methodology contained in the SEC’s rules for determining CAP for each year shown. The equity-based awards component of CAP for fiscal year 2025 is detailed in the supplemental table below.
The table below illustrates the calculations described in this footnote (5) with respect to the equity component of the PEO’s CAP for fiscal year 2025:
Year	Year End Fair Value of Equity Awards Granted in Current Fiscal Year that are Unvested and Outstanding ($)(i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2025	—	(1,648,659)	—	(329,616)	—	—	(1,978,275)
(i)
Dividends are included in the “Year End Fair Value of Equity Awards Granted in Current Fiscal Year that are Unvested and Outstanding”, “Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards” and “Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year”.

Non-PEO NEO Average Total Compensation Amount	$ 6,874,819	5,924,613	2,981,599	9,383,278	5,080,375
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,612,073	1,250,541	1,013,440	8,100,880	4,749,683
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The calculation of CAP uses as a starting point the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, with certain adjustments (i.e., additions or subtractions) with respect to the fair value of equity awards. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.
The following table provides reconciling information for the average amounts reported in the Summary Compensation Table for our non-PEO NEOs for each of the years set forth below to the amount of CAP.
Year	Average Summary Compensation Table Total ($)(i)	Deductions from Average Summary Compensation Table Total ($)(ii)	Additions to Average Summary Compensation Table Total ($)(iii)	CAP ($)

2025	6,874,819	(3,658,805)	2,396,059	5,612,073
2024	5,924,613	(3,685,132)	(988,940)	1,250,541
2023	2,981,599	(558,397)	(1,409,762)	1,013,440
2022	9,383,278	(6,908,382)	5,625,984	8,100,880
2021	5,080,375	(1,819,221)	1,488,529	4,749,683

(i)
The dollar amounts reported for 2025, 2024 and 2023 in the “Average Summary Compensation Table Total” column for our PEO and our non-PEO NEOs were derived from the Summary Compensation Table set forth on page 51. The dollar amounts reported for 2022 and 2021 in the “Average Summary Compensation Table Total” column were derived from the Summary Compensation Tables contained in Sirius XM Holdings Inc.’s Proxy Statements filed with the SEC on April 14, 2025 and April 8, 2024, respectively.

(ii)
The dollar amounts represent the grant date fair value of equity-based awards granted each year to the PEO, and the average grant date fair value of equity-based awards granted each year for the non-PEO NEOs, as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022 and 2021.

(iii)
The dollar amounts reflect the value of equity-based awards granted to the PEO, and the average value of the equity- based awards for the non-PEO NEOs, calculated in accordance with the methodology contained in the SEC’s rules for determining CAP for each year shown. The equity-based awards component of CAP for fiscal year 2025 is detailed in the supplemental table below.
The table below illustrates the calculations described in this footnote (5) with respect to the average equity component of the non-PEO NEO’s CAP for fiscal year 2025:
Year	Year End Fair Value of Equity Awards Granted in Current Fiscal Year that are Unvested and Outstanding ($)(i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2025	2,785,943	(668,690)	318,810	(40,004)	—	—	2,396,059

(i)
Dividends are included in the “Year End Fair Value of Equity Awards Granted in Current Fiscal Year that are Unvested and Outstanding”, “Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards” and “Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year”.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
(1)
The 2025 increase in net income is due to 2024 non-cash impairment charges of approximately $3.36 billion, primarily resulting from an assessment of the fair value of the company’s goodwill based on a sustained lower share price, as SiriusXM’s share price converged with those of the Liberty Media tracking stocks heading into the closing of the Transactions.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures

Total Revenue
Adjusted EBITDA
Free Cash Flow
Sirius XM Self-Pay Subscribers at End of Period
Relative Total Stockholder Return

Total Shareholder Return Amount	$ 37.01	40.21	93.34	97.5	100.74
Peer Group Total Shareholder Return Amount	220.53	162.94	116.33	70.9	126.37
Net Income (Loss)	$ 805,000,000	$ (2,075,000,000)	$ 988,000,000	$ 1,118,000,000	$ 1,338,000,000
Company Selected Measure Amount	2,665,000,000	2,732,000,000	2,790,000,000	2,833,000,000	2,770,000,000
PEO Name	Jennifer C. Witz
Equity Awards Adjustments, Footnote
(ii)
The dollar amounts represent the grant date fair value of equity-based awards granted each year to the PEO, and the average grant date fair value of equity-based awards granted each year for the non-PEO NEOs, as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022 and 2021.

(iii)
The dollar amounts reflect the value of equity-based awards granted to the PEO, and the average value of the equity- based awards for the non-PEO NEOs, calculated in accordance with the methodology contained in the SEC’s rules for determining CAP for each year shown. The equity-based awards component of CAP for fiscal year 2025 is detailed in the supplemental table below.
The table below illustrates the calculations described in this footnote (5) with respect to the equity component of the PEO’s CAP for fiscal year 2025:
Year	Year End Fair Value of Equity Awards Granted in Current Fiscal Year that are Unvested and Outstanding ($)(i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2025	—	(1,648,659)	—	(329,616)	—	—	(1,978,275)
The table below illustrates the calculations described in this footnote (5) with respect to the average equity component of the non-PEO NEO’s CAP for fiscal year 2025:
Year	Year End Fair Value of Equity Awards Granted in Current Fiscal Year that are Unvested and Outstanding ($)(i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(i)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2025	2,785,943	(668,690)	318,810	(40,004)	—	—	2,396,059

(i)
Dividends are included in the “Year End Fair Value of Equity Awards Granted in Current Fiscal Year that are Unvested and Outstanding”, “Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards” and “Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year”.

Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(9)
We determined Adjusted EBITDA to be the most important financial measure used to link our performance to CAP for our PEO and non-PEO NEOs for fiscal year 2025. Adjusted EBITDA is not calculated and presented in accordance with GAAP and is therefore a “Non-GAAP” measure. Refer to the “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Financial and Operating Metrics—Glossary” section in our annual reports for each of the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021 for a discussion of such Non-GAAP financial measure, and a reconciliation to the most directly comparable GAAP measure. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Sirius XM Self-Pay Subscribers at End of Period
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (32,726,659)			$ (24,096,945)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,978,275)	7,936,666	(4,095,114)	(1,349,508)	24,148,118
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,648,659)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(329,616)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,658,805)	(3,685,132)	(558,397)	(6,908,382)	(1,819,221)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,396,059	$ (988,940)	$ (1,409,762)	$ 5,625,984	$ 1,488,529
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,785,943
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(668,690)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	318,810
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,004)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount